New and amended standards and interpretations (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Basis of consolidation	These IFRS consolidated financial statements (“the financials”) present the financial position and the results of operations of On Holding AG, as ultimate parent company, and its subsidiaries.
Statement of IFRS compliance
The financials of On
•Have been prepared in accordance with International Financial Reporting Standards (IFRS) and International Financial Reporting Interpretations Committee (IFRIC) interpretations (together “IFRS”) as issued by the International Accounting Standards Board (IASB).

Oniverse	“Oniverse” represents the legal group structure of the On group. Entities are fully consolidated from the date on which control is transferred to On Holding AG, the parent company of the group. Control is achieved when On is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

For the consolidated entities, all assets, liabilities, income, and expenses are included in the financial statements. All intercompany balances and transactions (including unrealized profits on inventories) are fully eliminated in the process of consolidation.
Net sales
Revenue is measured based on the consideration to which On expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. On recognizes revenue when it transfers control of a product to a customer.

Consideration promised in On’s contracts with customers is variable due to anticipated reductions from sales returns, discounts and volume rebates. Significant estimate is not required when recognizing revenue on contracts containing discounts and volume rebates as the reduction in revenue is largely known by year end.

On sells innovative premium performance sports products through its Wholesales (WHS) and Direct-to-Consumer (DTC) sales channels.

Sales within the WHS sales channel
For sales of goods to the wholesale market, revenue is recognized at a point in time when control of the goods has transferred, being when the goods have been shipped or delivered to the customer, in accordance with the incoterms. Following delivery, the customer has full discretion over the manner of distribution and price to sell the goods, has the primary responsibility when onselling the goods and bears the risks of obsolescence and loss in relation to the goods. A receivable is recognized by On when the goods are delivered to the customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due. Payment terms for wholesale transactions depend on the country of sale or agreement with the customer and payment is generally required within 30 to 90 days or less of shipment to or receipt by the wholesale customer.

On has several consignment arrangements with wholesale customers whereby control of the goods is retained by On. For such arrangements, revenue will only be recognized when the goods have been sold by the wholesale customer to the final consumer. Certain wholesale customers are part of wider associations which comprise of various independent retailing groups. These associations have a dedicated entity to provide an administrative service to the respective retailing groups within the association. The corresponding fee for this administrative service is passed to On and is expensed to selling expenses.

Sales within the DTC sales channel
For sales of goods to end consumers and retail customers, revenue is recognized when control of the goods has transferred, being upon shipment for e-commerce customers or at the point the customer purchases the goods at the retail store. Payment of the transaction price is due immediately at the point the customer purchases the goods.
Under On’s standard contract terms, retail customers have a right of return within 30 days. At the point when the control of goods has transferred, a refund liability (other current financial liabilities) and a corresponding adjustment to revenue is recognized for those products expected to be returned. At the same time, On has a right to recover the product when customers exercise their right of return so consequently recognizes a right to returned goods asset (other current operating assets) and a corresponding adjustment to cost of sales.
Estimation is required to determine the expected amount On will be entitled to receive in connection with contracts containing a right of return. Estimates of sales returns are based on (1) accumulated historical experience within the respective geographical markets, and (2) specific identification of estimated sales returns not yet finalized with customers.

Actual returns in any future period are inherently uncertain and thus may differ from estimates recorded. If actual or expected future returns were significantly greater or lower than the refund liability established, a reduction or increase to net revenues would be recorded in the period in which such determination was made.

On reviews and refines these estimates on an annual basis.
Trade receivables
Trade receivables represent On’s right to an amount of consideration that is unconditional and only a passage of time is required before payment of the consideration is due.

Trade receivables are initially recorded at original invoice amount and subsequently measured at amortized cost less loss allowance calculated based on the expected credit loss (ECL) model. On applies the simplified approach to measure credit losses, which uses a lifetime expected loss allowance for trade receivables. This approach considers historical credit loss experience as well as future expectations.

Trade receivables are written off when there is no reasonable expectation of recovery. The charges to the income statement are included in selling, general and administrative expenses.
Expected credit losses (ECL’s) on trade receivables are calculated based on historical loss rates per region and adjusted by forward-looking quantitative and qualitative adjusted by forward-looking quantitative and qualitative information such as the global economy outlook (real GDP growth). In addition, appraisals and data used by the internal planning department are taken into consideration.

Individual allowances and write-offs (partially or fully) on trade receivables are applied if there are objective indications for missing collectability such as legal procedures, insolvency or bankruptcy.

Inventories
Inventories only include finished goods purchased from third parties. Cost of inventories include expenditures incurred in acquiring the products and bringing them to their current location and condition.

Subsequent measurement of the inventory items is made at the lower of cost or net realizable value. Net realizable value is the estimated selling price of each specific item in the ordinary course of business less freight and selling expenses. If the net realizable value is below the cost, an allowance is recognized for the remaining items on stock.

Property, plant and equipment
Property, plant and equipment (PPE) is valued at purchase cost less accumulated depreciation and any impairment in value. Leasehold improvements include costs incurred to enhance and expand offices, own retail stores and showrooms within the feasibility of the respective lease agreement.
Depreciation is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Leasehold improvements: 5 to 8 years
•Trade tools (e.g. point-of-sale and exhibition installations): 3 years
•Production tools (e.g. molds at the factory sites): 2 years
•Other (e.g. IT and office equipment and vehicles): 3 to 8 years
At each reporting date, the residual values, useful lives and method of depreciation are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (being the higher of fair value less cost of disposal or value in use) of the individual asset is determined. If the recoverable amount is lower than carrying amount, an impairment loss is recognized.

PPE is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.

Right-of-use assets
On leases storage space, various offices, retail stores (including pop-ups), showrooms and cars. Lease contracts typically run for up to ten years, some include extension options.

At inception of a contract, On assesses whether it is a lease or contains a lease component. A right-of-use asset and a lease liability is recognized at the lease commencement date considering any relevant contractual condition. Short-term leases with a lease term of 12 months or less and low-value leases are recognized as an expense in the income statement on a straight-line basis over the lease term.

The right-of-use asset is initially measured at cost and, subsequently, at cost less accumulated depreciation and impairment losses as well as certain lease liability remeasurements. These costs comprise discounted and unpaid lease payments adjusted by initial direct cost, prepaid expenses, dismantling cost, and lease incentives received.

Depreciation is calculated on a straight-line basis over the shorter of the assets or asset categories’ useful life and the respective lease term:
•Storage: 2 to 12 years
•Offices: 2 to 15 years
•Stores and showrooms: 3 to 10 years
•Cars: 1 to 3 years
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The lease liability is initially measured at the present value of any lease payments that are not paid at the commencement date and are discounted using the interest rate implicit in the lease, if that rate can be readily determined, otherwise On’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by the lease payments made. It is remeasured when there is a change in an input parameter or in the underlying estimates and assessments.

On only acts as lessee, not as lessor. For future lease obligations refer to 4.3 Financial liabilities
On uses judgement to determine the lease term for some lease contracts which include extension and or termination options. The assessment of whether On is reasonably certain to exercise such options impacts the lease term which significantly affects the amount of right-of-use assets and lease liabilities recognized. A reassessment only happens when a significant event or change in circumstance occurs that is within the control of On and affects whether it is reasonably certain to exercise an option.

Furthermore, lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If the rate implicit in the leases is not readily determinable, On uses the company's incremental borrowing rate, adjusted to reflect the contract currency-specific risk, and the lease term.

Intangible assets
Intangible assets acquired are valued at purchase cost less accumulated amortization and any impairment in value. On only capitalizes certain IT development costs if the identifiable asset is cumulatively commercially and technically feasible, can and will be completed, its costs can be measured reliably, and will generate probable future economic benefits. All other research and development costs are expensed as incurred as SG&A.

Goodwill acquired in a business combination is measured at cost less any impairment in value. Goodwill is not amortized but is assessed for impairment annually or whenever events or changes in circumstances indicate that its value might be impaired.

Except for goodwill, On has no intangible assets with an indefinite useful life.

Amortization is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Patents, licenses and other rights: Determined separately for each asset, varies from 4 to 20 years
•Software acquired: 4 years
•IT development costs capitalized: 4 years

For capitalized IT development costs, amortization starts when the asset is ready for use. Capitalized IT development costs not yet in use are tested annually for impairment or whenever events or changes in circumstances indicate that its value might be impaired.

At each reporting date, the residual values, useful lives and method of amortization are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (the higher of fair value less cost of disposal or value in use) of the asset is estimated. If the recoverable amount is lower than carrying amount, an impairment loss is recognized.

Intangible assets are derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.
On uses judgement to determine commercial and technical feasibility when capitalizing certain IT development costs. In calculating the respective costs, both planning and actual data are taken into consideration. The determinants are reviewed on a regular basis.

The intangible asset corresponding to license rights was calculated using the relief from royalty method, based on royalty data for comparable license agreements and businesses in the sporting goods and sports apparel sector. To validate the appropriateness of the royalty rate, the Knoppe formula was applied. When determining the fair value, a discount rate of 9.3% was used. The entity approach in terms of the weighted average cost of capital was applied. The saved license expenses (after tax) where calculated based on the estimated revenue multiplied with the relevant royalty rate.

For the purpose of impairment testing, the recoverable amount of the respective intangible asset is compared to its carrying amount. The recoverable amounts (the higher of fair value less cost of disposal or value in use) are measured on the basis of value-in-use calculations and as such are significantly impacted by the projected cash flows, the discount rates, and other parameters applied. These projections, estimates and input parameters subject to management judgment could vary significantly from future actuals.

Cash and cash equivalents	Cash and cash equivalents include short-term highly liquid assets with a maturity of three months or less. On measures cash and cash equivalents at amortized costs. On does not recognize any credit impairment losses on these assets as the related credit risk is considered to be insignificant due to their short-term maturity and the external counterparties’ credit ratings.
Other current financial assets	On’s financial assets include cash and cash equivalents, trade receivables, and other current financial assets, which initially are recognized at fair value. Depending on the business model for managing these assets and the contractual terms of the resulting cash flows, On classifies financial assets as follows:

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in financial result. Any gain or loss arising on derecognition is recognized directly in the income statement.

Assets that do not meet the criteria above for amortized cost are measured at fair value through profit and loss. Any gain or loss on these assets is recognized immediately in the income statement.
Financial liabilities	On’s financial liabilities include trade payables, current bank overdrafts repayable on demand, short-term debts incl. bank loans, and other financial liabilities, which initially are recognized at fair value. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the income statement. A financial liability is only classified as at fair value through profit or loss if it is a derivative.
Financial liabilities are derecognized when the contractual obligations are discharged, cancelled, or expired.
Foreign exchange translation
On’s consolidated financial statements are presented in CHF, which is On’s functional and presentation currency. For each group entity, On determines its functional currency based on the primary economic environment in which the entity operates (normally the local currency). Items included in the financial statements of each group entity are measured using that functional currency.

Foreign currency transactions are translated into the respective functional currency using the exchange rate at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate at the reporting date. The resulting exchange differences are recorded in the local income statements of the group entity and included in the financial result.

Non-monetary items that are measured based on historical cost in a foreign currency are translated using the historical exchange rate.

When translating foreign currency financial statements into CHF, closing exchange rates are applied to asset and liabilities, while average exchange rates are applied to income and expenses.

The group entities’ foreign currency financial statements are translated into On’s presentation currency CHF as follows:
•Assets and liabilities for each balance sheet presented are translated at the closing rates at the reporting date.
•Income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates.
•All resulting exchange differences are recognized in other comprehensive income in equity.
•On disposal of a group entity, the related cumulative translation adjustment is transferred from equity to the income statement.

Derivative financial instruments
On’s derivative financial instruments only include foreign exchange forward contracts. Derivatives are initially recognized in the balance sheet at fair value and are remeasured as to their current fair value at the end of each subsequent reporting period. Derivatives are derecognized upon settlement.

Positive and negative fair values of derivative instruments are offset if they are concluded with the same counterparty and are regularly settled simultaneously.

Share-based compensation
Employees and others providing similar services to On receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). All share-based plans of On have been identified to be equity-settled.

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized as personnel expenses, together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expenses recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the On’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the income statement for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Options granted during the twelve month period ended December 31, 2022 were fully vested at the time of grant and were therefore valued on the basis of the difference between the observable share price on grant date and the respective exercise price. PSUs and RSUs granted during the twelve month period ended December 31, 2022 were valued on the basis of the observable share price on grant date.

When determining the expense recognition, the expected fluctuation had been set to 7.5% p.a. for grants prior to the third quarter of 2022, and to 10% p.a. for grants from the fourth quarter onwards. These expected fluctuation levels were determined by On based on historical fluctuation and management estimates.

Employee benefit obligations	Accounting and reporting of the Swiss defined benefit plans are based on annual actuarial valuations. Defined benefit obligations and service costs are assessed using the projected unit credit method, with the cost of providing pensions charged to the income statement so as to spread the regular cost over the service lives of employees participating in these plans. The pension obligation is measured as the present value of the estimated future outflows using interest rates of government securities, which have terms to maturity approximating the terms of the related liability. Service cost from defined benefit plans are charged to the income statement within the operating result. If the fair value of the plan assets exceeds the present value of the defined benefit obligation, only a net pension asset is recorded, taking account of the asset ceiling.

The net interest component is calculated by applying the discount rate to the employee benefit obligations (net defined benefit asset or liability) and is recognized in the income statement in the financial result. Actuarial gains and losses, resulting from changes in actuarial assumptions and differences between assumptions and actual experiences, are recognized the equity (other comprehensive income) in the period in which they occur.The carrying amounts of defined benefit pension plans are based on actuarial valuations. These valuations are calculated based on statistical data and assumptions about discount rates, expected rates of return on plan assets, future salary increases, mortality rates and future pension increases. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.
Provisions	Provisions are recognized when On has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resource will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows. Provisions are based upon best estimates, taking into consideration past experience and currently available information. Given that judgment has to be applied, the actual costs and results may differ from these estimates.
Income taxes	Income taxes include all current and deferred taxes which are based on income. Taxes which are not based on income, such as taxes on wealth and capital, are recorded as other operating expenses.

Where the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made. Deferred tax is recorded on the valuation differences (temporary differences) between the tax bases of assets and liabilities and their carrying values in the consolidated balance sheet. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the temporary differences and tax losses can be offset.

Deferred income tax liabilities are provided for on taxable temporary differences arising from investments in subsidiaries, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by On and it is probable that the temporary difference will not reverse in the foreseeable future.
Current and deferred tax assets and liabilities are offset whenever they relate to the same taxing authority and taxable entity.On is subject to income taxes in numerous jurisdictions and significant judgment is required in determining the worldwide provision for income taxes. The multitude of transactions and calculations implies estimates and assumptions. On recognizes liabilities on the basis of amounts expected to be paid to the tax authorities.
Deferred tax assets relate to deductible differences and, in certain cases, tax loss carry forwards, provided that their utilization appears probable. The recoverable value is based on forecasts of the corresponding taxable On entity over a period of several years. The capitalized tax loss carryforwards are essentially related to companies with transfer price arrangements in place, which will lead to a profit before tax. Therefore, the assumption is that the entities can use the tax losses. As actual results may differ from these forecasts, the deferred tax assets may need to be adjusted accordingly.
Government grants	On only recognizes government grants relating to income if it is reasonably certain that the conditions attached to the grants will be fulfilled. The grants actually awarded are recognized at their fair value. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.